Provisions	6 Months Ended
Jun. 30, 2022
Provisions [abstract]
Provisions	Provisions
Details of provisions

(in thousands of euros)	As of December 31, 2021	Increases	Decreases(1)	Currency translation adjustments	As of June 30, 2022
Lump-sum retirement benefits	318	—	(68)	—	250
Non-current provisions	318	—	(68)	—	250
Provisions for disputes	94	80	—	4	178
Provisions for charges	16	—	(16)	—	—
Current provisions	110	80	(16)	4	178
Total provisions	428	80	(84)	4	428
(1)See Note 16.4 Depreciation, amortization and provision expenses for the nature of these decreases

11.1 CURRENT PROVISIONS

Provisions for disputes comprise employee disputes in progress. The increase during the first half of 2022 of €80 thousand is due to a new employee dispute that occurred during the period.

11.2 NON-CURRENT PROVISIONS

Commitments for retirement benefits

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Provision as of beginning of period	318	414
Cost of services	38	84
Discounting costs	—	1
Expense for the period	38	85
Actuarial gains or losses recognized in other comprehensive income	(106)	(182)
Provision as of the end of period	250	318
The assumptions used to measure lump-sum retirement benefits are as follows:

Measurement date	June 30, 2022	December 31, 2021
Retirement assumptions	Executive: Age 66 Non-Executive: Age 64	Executive: Age 66 Non-Executive: Age 64
Social security contribution rate	42%	42%
Discount rate	2.92%	0.98%
Mortality tables	Regulatory table INSEE 2015 -2017	Regulatory table INSEE 2015 -2017
Salary increase rate (including inflation)	Executive: 3% Non-Executive: 2.5%	Executive: 3% Non-Executive: 2.5%
Staff turnover	Constant average rate of 5.86%	Constant average rate of 5.86%
Duration	20 years	20 years
The rights granted to Company employees are defined in the collective agreement for the pharmaceutical industry (manufacturing and sales of pharmaceutical products).

The staff turnover rate was determined using a historical average over the 2015-2019 period.
Overall decrease in pension provision balance as at June 30 2022 is mainly explained by a change in actuarial gains and losses driven by a discount rate increase over that period.